Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Basic And Diluted Earnings Per Share1 [Abstract]
Summary of Earnings Per Share

Basic and diluted loss per share

	Year Ended December 31,
	2025	2024	2023
	€	€	€
Net Loss	(175,699,397)	(134,221,527)	(100,875,068)
Weighted average number of ordinary shares outstanding	59,159,247	54,020,549	38,391,654
Basic and diluted loss per share	(2.97)	(2.48)	(2.63)